Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table

	Summary Compensation Table Total for PEO[1] ($)		Compensation Actually Paid to PEO[1,7] ($)		Average Summary Compensation Table Total for non-PEO NEOs[2] ($)	Average Compensation Actually Paid to non-PEO NEOs[2,7] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income[5] ($) (,000s)	Company-Selected Measure - CEPS[6]
Year							Total Shareholder Return[3] ($)	Peer Group Total Shareholder Return[4] ($)
	Ms. Grow	Mr. Anderson	Ms. Grow	Mr. Anderson
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2023	7,372,970		4,478,465		2,102,244	1,502,568	111.86	108.16	261,893	$15.10
2022	4,441,045		4,725,667		1,326,582	1,435,286	110.06	117.09	259,560	$14.65
2021	5,645,525		5,564,659		1,977,637	2,297,255	112.38	115.76	245,872	$14.15
2020	5,903,347	6,318,341	3,114,307	20,653	2,351,741	1,473,753	92.53	98.84	237,968	$13.79
1 Ms. Grow was appointed CEO in June 2020. Mr. Anderson retired as CEO in June 2020.
[2] Non-PEO NEOs included in the average calculation are listed below.

	2023	2022	2021	2020
Brian Buckham	x	x	x	x
Adam Richins	x	x	x	x
Jeff Malmen	x	x	x	x
Ken Petersen	x	x
Steve Keen		x	x	x
3    TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment) and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
[4] Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the EEI Utilities Index.
[5] The dollar amounts reported represent the amount of net income reflected in the company's audited financial statements for the applicable year.
[6] The company selected measure is CEPS, or cumulative earnings per share, which represents a key measure of performance for the benefit of shareholders aligning executive officers' management efforts to enhance revenue and contain costs with shareholders' performance objectives.

Named Executive Officers, Footnote
1 Ms. Grow was appointed CEO in June 2020. Mr. Anderson retired as CEO in June 2020.
[2] Non-PEO NEOs included in the average calculation are listed below.

	2023	2022	2021	2020
Brian Buckham	x	x	x	x
Adam Richins	x	x	x	x
Jeff Malmen	x	x	x	x
Ken Petersen	x	x
Steve Keen		x	x	x

Adjustment To PEO Compensation, Footnote	The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The following adjustments were made to total compensation from the Summary Compensation Table (“SCT”) for each year to arrive at compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K (in dollars).

	2023		2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO Ms. Grow ($)	PEO Mr. Anderson ($)	Average non-PEO NEOs ($)
Less SCT total grant date fair value of equity awards	(2,440,043)	(523,198)	(2,092,631)	(475,607)	(1,714,845)	(515,070)	(1,371,935)	(2,268,182)	(466,880)
Less pension value	(2,352,115)	(652,352)	—	—	(1,760,278)	(567,460)	(2,711,412)	(2,613,893)	(1,069,692)
Fair value of awards granted during fiscal year that remain unvested at fiscal year end[8]	2,279,119	488,692	2,494,680	446,824	2,675,143	803,500	1,293,581	208,203	440,209
Increase by fair value of awards granted during applicable fiscal year that vested during fiscal year, determined at vesting date	—	—	—	9,960	—	—	—	86,365	—
+/- by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at fiscal year-end compared to fair value as of prior fiscal year-end[8]	(385,835)	(85,064)	(79,170)	(17,802)	760,964	301,104	(32,091)	25,610	(17,817)
+/- for awards granted during prior fiscal year, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date[8]	(57,545)	(15,236)	(85,861)	(50,052)	(73,702)	(41,379)	12,945	(72,566)	7,678
Deduction of fair value of prior fiscal year awards as of prior fiscal year end that were forfeited during fiscal year	—	—	—	(73,652)	—	—	—	(1,687,333)	—
Increase by amount of dividends paid on unvested awards during fiscal year prior to vesting date	61,914	13,709	47,604	11,399	31,852	11,567	19,872	24,108	9,238
Increase by incremental fair value of options/SARS modified during fiscal year	—	—	—	—	—	—	—	—	—
Increase by service cost and prior service cost (if applicable) for pension plans during fiscal year	—	173,773	—	257,634	—	327,356	—	—	219,276
	(2,894,505)	(599,676)	284,622	108,704	(80,866)	319,618	(2,789,040)	(6,297,688)	(877,988)

Non-PEO NEO Average Total Compensation Amount	$ 2,102,244	$ 1,326,582	$ 1,977,637	$ 2,351,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,502,568	1,435,286	2,297,255	1,473,753
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The following adjustments were made to total compensation from the Summary Compensation Table (“SCT”) for each year to arrive at compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K (in dollars).

	2023		2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO Ms. Grow ($)	PEO Mr. Anderson ($)	Average non-PEO NEOs ($)
Less SCT total grant date fair value of equity awards	(2,440,043)	(523,198)	(2,092,631)	(475,607)	(1,714,845)	(515,070)	(1,371,935)	(2,268,182)	(466,880)
Less pension value	(2,352,115)	(652,352)	—	—	(1,760,278)	(567,460)	(2,711,412)	(2,613,893)	(1,069,692)
Fair value of awards granted during fiscal year that remain unvested at fiscal year end[8]	2,279,119	488,692	2,494,680	446,824	2,675,143	803,500	1,293,581	208,203	440,209
Increase by fair value of awards granted during applicable fiscal year that vested during fiscal year, determined at vesting date	—	—	—	9,960	—	—	—	86,365	—
+/- by change in fair value of outstanding unvested prior fiscal year awards that remain unvested at fiscal year-end compared to fair value as of prior fiscal year-end[8]	(385,835)	(85,064)	(79,170)	(17,802)	760,964	301,104	(32,091)	25,610	(17,817)
+/- for awards granted during prior fiscal year, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date[8]	(57,545)	(15,236)	(85,861)	(50,052)	(73,702)	(41,379)	12,945	(72,566)	7,678
Deduction of fair value of prior fiscal year awards as of prior fiscal year end that were forfeited during fiscal year	—	—	—	(73,652)	—	—	—	(1,687,333)	—
Increase by amount of dividends paid on unvested awards during fiscal year prior to vesting date	61,914	13,709	47,604	11,399	31,852	11,567	19,872	24,108	9,238
Increase by incremental fair value of options/SARS modified during fiscal year	—	—	—	—	—	—	—	—	—
Increase by service cost and prior service cost (if applicable) for pension plans during fiscal year	—	173,773	—	257,634	—	327,356	—	—	219,276
	(2,894,505)	(599,676)	284,622	108,704	(80,866)	319,618	(2,789,040)	(6,297,688)	(877,988)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
As described in more detail in the CD&A, the most important financial performance measures used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the company's performance are as follows:

•CEPS;
•TSR; and
•Net income.

Total Shareholder Return Amount	$ 111.86	110.06	112.38	92.53
Peer Group Total Shareholder Return Amount	108.16	117.09	115.76	98.84
Net Income (Loss)	$ 261,893,000	$ 259,560,000	$ 245,872,000	$ 237,968,000
Company Selected Measure Amount	15.10	14.65	14.15	13.79
Measure:: 1
Pay vs Performance Disclosure
Name	CEPS
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net income
Ms. Grow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,372,970	$ 4,441,045	$ 5,645,525	$ 5,903,347
PEO Actually Paid Compensation Amount	4,478,465	4,725,667	5,564,659	3,114,307
Mr. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,318,341
PEO Actually Paid Compensation Amount				20,653
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,894,505)	284,622	(80,866)
PEO | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,440,043)	(2,092,631)	(1,714,845)
PEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,352,115)	0	(1,760,278)
PEO | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,279,119	2,494,680	2,675,143
PEO | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(385,835)	(79,170)	760,964
PEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,545)	(85,861)	(73,702)
PEO | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,914	47,604	31,852
PEO | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Ms. Grow [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,789,040)
PEO | Ms. Grow [Member] | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,371,935)
PEO | Ms. Grow [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,711,412)
PEO | Ms. Grow [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,293,581
PEO | Ms. Grow [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ms. Grow [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,091)
PEO | Ms. Grow [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,945
PEO | Ms. Grow [Member] | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ms. Grow [Member] | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				19,872
PEO | Ms. Grow [Member] | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Ms. Grow [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Anderson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,297,688)
PEO | Mr. Anderson [Member] | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,268,182)
PEO | Mr. Anderson [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,613,893)
PEO | Mr. Anderson [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				208,203
PEO | Mr. Anderson [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				86,365
PEO | Mr. Anderson [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				25,610
PEO | Mr. Anderson [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(72,566)
PEO | Mr. Anderson [Member] | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,687,333)
PEO | Mr. Anderson [Member] | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				24,108
PEO | Mr. Anderson [Member] | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Anderson [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,676)	108,704	319,618	(877,988)
Non-PEO NEO | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,198)	(475,607)	(515,070)	(466,880)
Non-PEO NEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(652,352)	0	(567,460)	(1,069,692)
Non-PEO NEO | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,692	446,824	803,500	440,209
Non-PEO NEO | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,960	0	0
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,064)	(17,802)	301,104	(17,817)
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,236)	(50,052)	(41,379)	7,678
Non-PEO NEO | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(73,652)	0	0
Non-PEO NEO | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,709	11,399	11,567	9,238
Non-PEO NEO | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 173,773	$ 257,634	$ 327,356	$ 219,276